ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 95.6%
	AEROSPACE & DEFENSE - 3.8%
3,150	AeroVironment, Inc.(a)	$ 573,804

	MACHINERY - 47.7%
25,000	ATS Corporation(a)	808,904
15,000	Doosan Robotics, Inc.(a)	868,868
25,000	FANUC Corporation	685,198
15,000	GEA Group AG	625,067
2,500	Kardex Holding A.G.	634,511
2,000	Keyence Corporation	877,127
15,000	KION Group A.G.	628,120
500,000	Kraken Robotics, Inc.(a)	372,750
5,000	Rainbow Robotics(a)	578,158
350,000	Scott Technology Ltd.	422,149
20,000	Symbotic, Inc.(a),(b)	703,200
		7,204,052
	MEDICAL EQUIPMENT & DEVICES - 22.1%
350,000	Accuray, Inc.(a)	637,000
2,000	Intuitive Surgical, Inc.(a)	889,700
100,000	Microbot Medical, Inc.(a)	102,000
10,000	PROCEPT BioRobotics Corporation(a),(b)	610,900
600,000	Stereotaxis, Inc.(a)	1,092,000
		3,331,600
	SEMICONDUCTORS - 10.2%
25,000	Infineon Technologies A.G.	918,720
5,000	NVIDIA Corporation	617,700
		1,536,420
	SOFTWARE - 11.8%
150,000	SoundHound AI, Inc.(a),(b)	592,500
2,000	Synopsys, Inc.(a),(b)	1,190,120
		1,782,620

	TOTAL COMMON STOCKS (Cost $13,859,376)	14,428,496

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 23.6%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 21.5%
3,251,896	Mount Vernon Liquid Assets Portfolio, 5.55% (Cost $3,251,896) (c)(d)	$ 3,251,896

	MONEY MARKET FUNDS - 2.1%
316,283	First American Treasury Obligations Fund, Class X, 5.21% (Cost $316,283) (d)	316,283

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,568,179)	3,568,179

	TOTAL INVESTMENTS - 119.2% (Cost $17,427,555)	$ 17,996,675
	LIABILITIES IN EXCESS OF OTHER ASSETS - (19.2)%	(2,905,874)
	NET ASSETS - 100.0%	$ 15,090,801

LTD	- Limited Company
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total value of the securities on loan was $3,149,245, which included loaned securities with a value of $200,970 that have been sold and are pending settlement as of June 30, 2024. The total value of securities on loan excluding these pending sales was $2,948,275 as of June 30, 2024.
(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2024. Total collateral had a value of $3,251,896 at June 30, 2024.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2024.